Significant Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Net operating loss and credit carry forwards	$ 2,007	$ 3,080
Accrued expenses	153,807	126,361
Policy benefits and losses, claims and loss expenses payable, net	24,137	15,493
Unrealized losses	0	6,649
Other	454	0
Total deferred tax assets	180,405	151,583
Deferred tax liabilities:
Property, plant and equipment	552,548	519,409
Deferred policy acquisition costs	12,270	2,838
Unrealized gains	9,245	0
Other	0	328
Total deferred tax liabilities, gross	574,063	522,575
Total deferred tax liabilities, net	$ 393,658	$ 370,992